UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period:	MARCH 1, 2006 – AUGUST 31, 2006
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

MANAGERS AMG FUNDS

Systematic Value Fund

August 31, 2006

Systematic Value Fund

Semi-Annual Report—August 31, 2006 (unaudited)

Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS	4

Portfolio breakdown and top ten holdings at August 31, 2006

SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	9

Fund balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	10

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	11

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	12

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	15

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder,

In the months since we last wrote to you, the stock market has been quite volatile, with stocks declining sharply and then rebounding to reach new highs. Despite this evident increase in volatility, the market appears to be anticipating lower volatility in the future, which may signal investor complacency.

We, at Managers, are anything but complacent. We are vigilant in our portfolio-manager monitoring and diligent in ensuring that each of our managers deliver their investment discipline. Systematic Financial Management, L.P. continues to provide our investors with the value-oriented investment discipline for which they are known. They search out companies with confirmed catalysts for stock price appreciation, among the universe of companies with a market cap of over $2.5 billion. We are pleased to be able to offer this product to you and other investors.

We, at Managers, are anything but complacent.

In an effort to make more of Systematic’s investment discipline and expertise available to investors, we have filed with the Securities and Exchange Commission a preliminary registration statement for the offering of the Managers AMG Systematic Mid Cap Value Fund. This offering is part of the ongoing effort at Managers to expand our offerings. We are pleased and proud to partner with Systematic and other AMG affiliates to continue to grow the Managers AMG family of funds.

We appreciate the trust you express by investing with us and look forward to continuing to be a part of your long-term investment plan.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman
President	Executive Vice President
Managers AMG Funds	Chief Investment Officer
Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2006	Beginning Account Value 3/1/06	Ending Account Value 8/31/06	Expenses Paid During the Period*
Class A Shares
Projected	$1,000	$1,015	$5.84
Hypothetical (5% return before expenses)	$1,000	$1,019	$5.85
Class C Shares
Projected	$1,000	$1,009	$9.62
Hypothetical (5% return before expenses)	$1,000	$1,016	$9.65
Institutional Class Shares
Actual	$1,000	$1,016	$4.57
Hypothetical (5% return before expenses)	$1,000	$1,021	$4.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Managers AMG Fund Performance

All periods ended August 31, 2006 (unaudited)

	Average Annual Total Returns [1]
Systematic Value Fund [2]	Six Months	One Year	Three Years	Since Inception	Inception Date
Class A	4.04%	—	—	4.04%	Feb. ‘06
Class C	3.77%	—	—	3.77%	Feb. ‘06
Institutional Class	4.14%	12.31%	15.27%	10.29%	Apr. ‘02
Russell 1000 Value Index	6.18%	13.96%	16.10%	9.03%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

Systematic Value Fund

Fund Snapshots

August 31, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	4.4%
Bank of America Corp. *	4.3
Chesapeake Energy Corp. *	3.7
Pfizer, Inc.*	3.4
Citigroup, Inc.*	3.2
AT&T, Inc.	2.9
JPMorgan Chase & Co.	2.6
Altria Group, Inc.	2.4
Loews Corp.	2.1
J.C. Penney Co., Inc.	1.9

Top Ten as a Group	30.9%

*	Top Ten Holding at February 28, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Systematic Value Fund

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 9.0%
Abercrombie & Fitch Co.	4,800	$309,744
Comcast Corp., Class A*	29,400[1]	1,029,000
J.C. Penney Co., Inc.	18,600[1]	1,172,544
Johnson Controls, Inc.	5,000[1]	359,650
McDonald’s Corp.	17,200	617,480
Sears Holdings Corp.*	2,000[1]	288,220
TJX Cos., Inc.	40,500	1,083,375
Walt Disney Co., The	27,000[1]	800,550
Total Consumer Discretionary		5,660,563
Consumer Staples - 9.3%
Altria Group, Inc.	18,100	1,511,893
Archer-Daniels-Midland Co.	6,100	251,137
Coca-Cola Enterprises, Inc.	32,500	724,750
Fomento Economico Mexicano SA de CV	6,400	601,088
H.J. Heinz Co.	13,000	543,920
Kraft Foods, Inc.	9,500	322,145
Loews Corp. - Carolina Group	5,300	303,478
Procter & Gamble Co.	17,200	1,064,680
Safeway, Inc.	18,300[1]	566,019
Total Consumer Staples		5,889,110
Energy - 13.2%
Chesapeake Energy Corp.	74,200[1]	2,342,494
ChevronTexaco Corp.	11,800[1]	759,920
Diamond Offshore Drilling, Inc.	13,000[1]	942,240
Exxon Mobil Corp.	40,900	2,767,703
Hess Corp.	3,100[1]	141,918
Sunoco, Inc.	4,200	302,022
Valero Energy Corp.	18,300	1,050,420
Total Energy		8,306,717

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 27.7%
American International Group, Inc.	8,800	$561,616
Assurant, Inc.	18,000[1]	926,100
Bank of America Corp.	52,300	2,691,881
Bear, Stearns & Co., Inc.	7,700	1,003,695
Citigroup, Inc.	40,300	1,988,805
Colonial BancGroup, Inc., The	18,000	440,820
E*Trade Group, Inc.*	34,700[1]	818,573
Hartford Financial Services Group, Inc.	7,700	661,122
Host Marriott Corp.	36,500[1]	822,710
Jones Lang LaSalle, Inc.	10,100	840,926
JPMorgan Chase & Co.	35,700	1,630,062
KeyCorp	8,300	305,357
Lincoln National Corp.	10,100	613,070
Loews Corp.	35,100	1,350,648
Merrill Lynch & Co., Inc.	15,300	1,125,009
Morgan Stanley Co.	7,500	493,425
St. Paul Travelers Companies, Inc., The	18,600[1]	816,540
Wachovia Corp.	7,600[1]	415,188
Total Financials		17,505,547
Health Care - 9.9%
AmerisourceBergen Corp.	9,500[1]	419,520
CIGNA Corp.	9,800	1,108,086
Medco Health Solutions, Inc.*	7,400	468,938
Merck & Co., Inc.	28,000	1,135,400
Pfizer, Inc.	76,700	2,113,852
Quest Diagnostics, Inc.	3,900[1]	250,692
UnitedHealth Group, Inc.	8,900	462,355
WellPoint, Inc.*	3,800	294,158
Total Health Care		6,253,001
Industrials - 5.8%
CSX Corp.	15,660	473,245
General Electric Co.	17,900	609,674

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials (continued)
Precision Castparts Corp.	5,600	$327,264
Terex Corp.*	15,700	689,701
Trinity Industries, Inc.	16,600[1]	553,776
U.S. Airways Group, Inc. *	6,600[1]	278,850
United Technologies Corp.	11,900	746,249
Total Industrials		3,678,759
Information Technology - 7.0%
Advanced Micro Devices, Inc.*	8,500[1]	212,415
Broadcom Corp., Class A*	11,700[1]	344,448
Cisco Systems, Inc.*	15,300	336,447
Freescale Semiconductor, Inc.*	10,400[1]	319,280
Harris Corp.	9,900	434,808
Hewlett-Packard Co.	17,900	654,424
International Business Machines Corp.	5,400	437,238
Micron Technology, Inc.*	18,000	311,040
Symantec Corp.*	25,500	475,320
Trimble Navigation, Ltd.*	9,000[1]	440,730
Western Digital Corp.*	24,800	453,840
Total Information Technology		4,419,990
Materials - 5.2%
Airgas, Inc.	17,100	612,522
Albemarle Corp.	4,400[1]	241,560
Alcoa, Inc.	22,100[1]	631,839
E.I. du Pont de Nemours & Co., Inc.	6,900	275,793
Freeport McMoran Copper & Gold, Inc., Class B	9,400[1]	547,174
IPSCO, Inc.	4,100	379,045
Phelps Dodge Corp.	3,400	304,300
Temple-Inland, Inc.	6,500[1]	289,380
Total Materials		3,281,613
Telecommunication Services - 6.0%
AT&T, Inc.	58,000[1]	1,805,540
Level 3 Communications, Inc.*	43,600[1]	193,148

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services (continued)
NII Holdings, Inc., Class B*	12,700	$677,545
Verizon Communications, Inc.	31,000[1]	1,090,580
Total Telecommunication Services		3,766,813
Utilities - 4.3%
Exelon Corp.	10,900[1]	664,682
FPL Group, Inc.	14,300[1]	635,635
Oneok, Inc.	8,700	332,949
PPL Corp.	30,000	1,049,100
Total Utilities		2,682,366
Total Common Stock (cost $58,269,532)		61,444,479
Other Investment Companies - 27.4%[2]
Bank of New York Institutional Cash Reserves Fund, 5.33% [3]	15,939,066	15,939,066
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.16%	1,339,787	1,339,787
Total Other Investment Companies (cost $17,278,853)		17,278,853
Total Investments - 124.8% (cost $75,548,385)		78,723,332
Other Assets, less Liabilities - (24.8)%		(15,623,871)
Net Assets - 100.0%		$63,099,461

Note: Based on the cost of investments of $75,553,003 for Federal income tax purposes at August 31, 2006, the aggregate gross unrealized appreciation and depreciation were $4,414,830 and $1,244,501 respectively, resulting in net unrealized appreciation of investments of $3,170,329.

*	Non-income-producing security.

[1]	Some or all of these shares, amounting to a market value of $15,576,593 or 24.7% of net assets, were out on loan to various brokers.

[2]	Yield shown for an investment company represents the August 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Assets and Liabilities

August 31, 2006 (unaudited)

Assets:
Investments at value (including securities on loan valued at $15,576,593)*	$78,723,332
Cash	105,660
Receivable for investments sold	1,205,332
Receivable for Fund shares sold	37,678
Dividends and other receivables	132,301
Prepaid expenses	33,258

Total assets	80,237,561

Liabilities:
Payable for investments purchased	1,104,384
Payable for Fund shares repurchased	24,895
Payable upon return of securities loaned	15,939,066
Accrued expenses:
Investment advisory and management fees	29,355
Professional fees	9,547
Other	30,853

Total liabilities	17,138,100

Net Assets	$63,099,461

Net Assets Represent:
Paid-in capital	$58,503,405
Undistributed net investment income	320,696
Accumulated net realized gain from investments	1,100,413
Net unrealized appreciation of investments	3,174,947

Net Assets	$63,099,461

Class A Shares - Net Assets	$38,222,470
Shares Outstanding	3,375,961

Net asset value and redemption price per share	$11.32

Public offering price per share based on a maximum sales charge of 5.75%	$18.72
Class C Shares - Net Assets	$251,125
Shares Outstanding	22,251

Net asset value, offering and redemption price per share	$11.29

Institutional Class Shares - Net Assets	$24,625,866
Shares Outstanding	2,173,037

Net asset value, offering and redemption price per share	$11.33

* Investments at cost	$75,548,385

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Operations

For the six months ended August 31, 2006 (unaudited)

Investment Income:
Dividend income	$564,553
Securities lending fees	4,193

Total investment income	568,746

Expenses:
Investment advisory and management fees	190,039
Distribution fees - Class A Shares	38,590
Distribution fees - Class C Shares	296
Custodian fees	30,479
Registration fees	20,028
Reports to shareholders	12,272
Transfer agent fees	12,151
Professional fees	10,891
Trustees fees and expenses	3,720
Miscellaneous	652

Total expenses before offsets	319,118

Less: Expense reimbursements	(36,221)

Net expenses	282,897

Net investment income	285,849

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	468,358
Net unrealized appreciation of investments	1,082,793

Net realized and unrealized gain	1,551,151

Net Increase in Net Assets Resulting from Operations	$1,837,000

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Changes in Net Assets

	For the six months ended August 31, 2006 (unaudited)	For the fiscal year ended February 28, 2006
Increase (Decrease) in Net Assets From Operations:
Net investment income	$285,849	$169,240
Net realized gain on investments	468,358	1,428,379
Net unrealized appreciation of investments	1,082,793	334,591

Net increase in net assets resulting from operations	1,837,000	1,932,210

Distributions to Shareholders (Institutional Class):
From net investment income	—	(166,715)
From net realized gain on investments	—	(1,292,040)

Total distributions to shareholders	—	(1,458,755)

From Capital Share Transactions:
Proceeds from the sale of shares	44,767,794	4,490,549
Reinvestment of dividends and distributions	—	1,458,755
Cost of shares repurchased	(3,767,738)	(1,208,477)

Net increase from capital share transactions	41,000,056	4,740,827

Total increase in net assets	42,837,056	5,214,282

Net Assets:
Beginning of period	20,262,405	15,048,123
End of period	$63,099,461	$20,262,405

End of period undistributed net investment income	$320,696	$34,847

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund - Class A

Financial Highlights

For a share outstanding throughout the period

For the six months ended August 31, 2006* (unaudited)
Net Asset Value, Beginning of Period	$10.88
Income from Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.40

Total from investment operations	0.44

Net Asset Value, End of Period	$11.32

Total Return [1]	4.04%[2]

Ratio of net expenses to average net assets [1]	1.15%[3]
Ratio of net investment income to average net assets [1]	0.97%[3]
Portfolio turnover	52%[2]
Net assets at end of period (000’s omitted)	$38,222

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.27%[3]
Ratio of net investment income to average net assets	0.85%[3]

*	Class A shares commenced operations at the close of business on February 28, 2006.

(See Note 1c of Notes to Financial Statements.)

[1]	Total return and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage recapture credits, but includes non-reimburseable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Systematic Value Fund - Class C

Financial Highlights

For a share outstanding throughout the period

For the six months ended August 31, 2006* (unaudited)
Net Asset Value, Beginning of Period	$10.88
Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.40

Total from investment operations	0.41

Net Asset Value, End of Period	$11.29

Total Return [1]	3.77%[2]

Ratio of net expenses to average net assets [1]	1.90%[3]
Ratio of net investment income to average net assets [1]	0.56%[3]
Portfolio turnover	52%[2]
Net assets at end of period (000’s omitted)	$251

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	2.05%[3]
Ratio of net investment income to average net assets	0.42%[3]

*	Class C shares commenced operations at the close of business on February 28, 2006.

(See Note 1c of Notes to Financial Statements.)

[1]	Total return and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage recapture credits, but includes non-reimburseable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Systematic Value Fund - Institutional Class

Financial Highlights

For a share outstanding throughout each period

	For the six months ended August 31, 2006 (unaudited)	For the fiscal year ended February 28,
		2006	2005	2004	2003*
Net Asset Value, Beginning of Period	$10.88	$10.59	$11.16	$8.09	$10.00
Income from Investment Operations:
Net investment income	0.08	0.11	0.12	0.08	0.03
Net realized and unrealized gain (loss)on investments	0.37	1.13	1.29	3.46	(1.92)

Total from investment operations	0.45	1.24	1.41	3.54	(1.89)

Less Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.12)	(0.07)	(0.02)
Net realized gain on investments	—	(0.84)	(1.86)	(0.40)	—

Total distributions to shareholders	—	(0.95)	(1.98)	(0.47)	(0.02)

Net Asset Value, End of Period	$11.33	$10.88	$10.59	$11.16	$8.09

Total Return [1]	4.14%[2]	12.02%	13.11%	44.07%	(18.91)%[2]

Ratio of net expenses to average net assets [1]	0.90%[3]	0.90%	0.90%	0.90%	0.90%[3]
Ratio of net investment income to average net assets [1]	1.16%[3]	1.04%	1.06%	0.95%	0.86%[3]
Portfolio turnover	52%[2]	112%	154%	132%	119%[2]
Net assets at end of period (000’s omitted)	$24,626	$20,259	$15,048	$14,433	$7,707

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.05%[3]	1.08%	1.29%	1.35%	2.20%[3]
Ratio of net investment income to average net assets	1.02%[3]	0.86%	0.67%	0.50%	(0.44)%[3]

*	Commencement of operations was on April 1, 2002.

[1]	Total return and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage recapture credits, but includes non-reimburseable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Systematic Value Fund

Notes to Financial Statements

August 31, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Systematic Value Fund (the “Fund”).

Effective February 28, 2006, two new classes were added, Class A and Class C, in addition to the existing Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All three classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors

Systematic Value Fund

Notes to Financial Statements (continued)

intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

b.	Security Transactions:

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses:

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended August 31, 2006, the custodian expense was not reduced. At August 31, 2006, overdraft fees for the Fund were $324.

Managers Investment Group, LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least July 1, 2007, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.15%, 1.90%, 0.90% of the Fund’s average daily net assets for Class A, Class C, and Institutional Class, respectively.

The Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets.

Systematic Value Fund

Notes to Financial Statements (continued)

At August 31, 2006, the cumulative amount of reimbursement for the Fund equaled $150,243.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions:

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes:

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers:

As of August 31, 2006, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock:

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended August 31, 2006 and fiscal year ended February 28, 2006, the capital stock transactions in the Fund by class were:

Systematic Value Fund

Notes to Financial Statements (continued)

	August 31, 2006		February 28, 2006
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from the sale of shares	3,630,362	$40,088,339	138	$1,500
Reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	(254,539)	(2,805,322)	—	—

Net Increase	3,375,823	$37,283,017	138	$1,500

Class C Shares
Proceeds from the sale of shares	22,113	$243,791	138	$1,500
Reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net Increase	22,113	$243,791	138	$1,500

Institutional Class
Proceeds from the sale of shares	398,285	$4,435,664	413,492	$4,487,549
Reinvestment of dividends and distributions	—	—	139,460	1,458,755
Cost of shares repurchased	(87,945)	(962,415)	(111,844)	(1,208,477)

Net Increase	310,340	$3,473,249	441,108	$4,737,827

At August 31, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund: Class A - one owns 99%; Class C - one owns 95%; Institutional Class - three collectively own 64%.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), a wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Fund’s investment portfolio is managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Systematic with respect to the Fund. AMG indirectly owns a majority interest in Systematic. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from

Systematic Value Fund

Notes to Financial Statements (continued)

the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Prior to July, 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective, July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $3,720 for the six months ended August 31, 2006 represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

Effective February 28, 2006, the Fund adopted a distribution and service plan with respect to the Class A and Class C shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The total fees incurred for such services for Class A and Class C shares for the six months ended August 31, 2006 were $38,590 and $296, respectively.

Systematic Value Fund

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended August 31, 2006, were $67,595,676 and $27,520,463, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. Earnings (after any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the signance, if any, that the impact of adoption will have on the financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 2, 2006, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement with the Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Sub-advisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor

Annual Renewal of Investment Advisory Agreements (continued)

in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2006 was above the median performance for the Peer Group and the performance of the Fund Benchmark, which is the Russell 1000 Value Index. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. On this basis, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Fund at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement and the profitability to the Subadvisor of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For

Annual Renewal of Investment Advisory Agreements (continued)

similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were lower than the average for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through July 1, 2006 to limit the Fund’s net annual operating expenses to 0.90% (Institutional Class shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on June 2, 2006 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennslyvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

(Formerly known as Capital Appreciation)

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS) FIXED INCOME GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	October 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	October 16, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	October 16, 2006